Cash and Investments - Schedule of Interest Income and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Cash and short term investments	$ 156.5	$ 158.1
Bonds	618.0	555.0
Derivatives and other	51.8	30.8
Interest income	826.3	743.9
Dividends:
Dividend income	93.7	81.5
Investment expenses	(39.8)	(41.9)
Interest and dividends	880.2	783.5
Share of profit (loss) of associates	169.6	221.1
Preferred stocks
Dividends:
Dividend income	11.2	11.0
Common stocks
Dividends:
Dividend income	82.5	70.5
Investments in associates
Dividends:
Share of profit (loss) of associates	169.6	221.1
Impairment charges recorded in share of profit of associates	$ 211.2	$ 57.3